FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2015
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

14.  FAIR VALUE MEASUREMENTS

ASC Topic 820, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the use of observable inputs in markets over the use of unobservable inputs when measuring fair value as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 — Directly or indirectly observable inputs other than those included in Level 1, such as quoted market prices for similar assets and liabilities in active markets, quoted prices for identical assets in inactive markets, or inputs derived principally from or corroborated by observable market data

Level 3 — Unobservable inputs for which there is little or no market data, which require the Company to develop its own assumptions and best estimate of what inputs market participants would use in pricing an asset or liability

Investments in equity and debt securities

Investments in certain equity securities for which quoted market prices are available to determine their fair value are included in Level 1. The fair value of debt securities presented in Level 2 is estimated based on quotes from financial institutions.

Assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2014 and 2015 are as follows:

	Thousands of Yen
	Carrying		Fair Value Hierarchy Classification
Items Measured at Fair Value on a Recurring Basis	Value	Total Fair Value	Level 1	Level 2	Level 3
March 31, 2014:
Assets:
Available-for-sale securities:
Equity securities	¥271,350	¥271,350	¥271,350	¥—	¥—
Debt securities	101,546	101,546	—	101,546	—

March 31, 2015:
Assets:
Available-for-sale securities:
Equity securities	¥410,850	¥410,850	¥410,850	¥—	¥—
Debt securities	101,458	101,458	—	101,458	—

Assets and liabilities measured at fair value on a non-recurring basis

Assets and liabilities measured at fair value on a non-recurring basis as of March 31, 2014, are as follows:

	Thousands of Yen
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification			Total losses for the year ended March
Non-recurring Basis	Value	Value	Level 1	Level 2	Level 3	31, 2014
March 31, 2014:
Assets:
Property and equipment	—	—	—	—	—	¥34,884

There are no assets and liabilities measured at fair value on a non-recurring basis as of March 31, 2015 other than the amounts recognized for assets and liabilities acquired as part of the TechLaw acquisition disclosed in Note 2. See Note 5 for additional information.